Business Combination (Details)	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Exchange ratio	3.59
Common stock, shares issued (in shares) | shares		90,121,794	54,647,656
Common stock, shares outstanding (in shares) | shares		90,121,794	54,647,656
POINT Biopharma Inc
Business Acquisition [Line Items]
Implied vested equity value | $	$ 585,000,000
Exchange ratio	3.59
Number of common share of the company (in shares) | shares	1
PIPE Financing | $	$ 165,000,000
Number of common shares received for each share (in shares) | shares	16,500,000
Common stock, shares issued (in shares) | shares	90,121,794
Common stock, shares outstanding (in shares) | shares	90,121,794
Goodwill | $	$ 0
Other intangible assets | $	0
Acquisition related costs | $	21,900,000
Net proceeds excluding transaction costs | $	$ 4,700,000